Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating Activities:
Net income/(loss)	$ (11,129,000)	$ (13,372,000)	$ 1,052,000
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Vessel depreciation (Note 4)	6,390,000	5,744,000	3,467,000
Other fixed assets depreciation	373,000	120,000	121,000
Equity losses/(gains) in unconsolidated joint ventures	(291,000)	27,000
Non-cash debt conversion expenses		842,000
Amortization and write off of deferred financing costs	1,305,000	1,640,000	163,000
Amortization of debt discount	2,504,000	7,500,000
Stock-based compensation expense (Note 12)	(34,000)	(25,000)	239,000
Change in fair value of derivative financial instruments (Note 17)	(1,821,000)	(175,000)	682,000
Write-off of short term debt (Note 9)	(180,000)	(1,118,000)
Loss on sale of other fixed assets			22,000
Amortization of prepaid bareboat charter hire (Note 6)	1,657,000	1,657,000	1,577,000
Other operating income		(914,000)	(3,137,000)
Trade accounts receivable	(194,000)	(602,000)	88,000
Inventories	58,000	(62,000)	(181,000)
Prepayments and other	(380,000)	436,000	(429,000)
Due from related parties	(75,000)	34,000	(34,000)
Due to related parties	2,621,000	(1,034,000)	14,000
Accounts payable	695,000	(207,000)	954,000
Accrued liabilities	203,000	1,196,000	128,000
Unearned revenue	(986,000)	(992,000)	1,978,000
Net Cash provided by Operating Activities	716,000	695,000	6,704,000
Cash Flows used in Investing Activities:
Advances for vessels under construction and capitalized expenses (Note 4)	(63,555,000)	(6,757,000)	(73,383,000)
Vessel acquisitions (Note 4)		(34,671,000)
Investments in unconsolidated joint ventures (Note 20)	(3,681,000)	(17,639,000)
Purchase of 10% of M/T Stenaweco Elegance (Note 1)	(1,190,000)
Net proceeds from sale of other fixed assets			29,000
Net Cash used in Investing Activities	(68,426,000)	(59,067,000)	(73,354,000)
Cash Flows from Financing Activities:
Proceeds from debt (Note 9)	28,500,000	24,849,000	65,385,000
Proceeds from short-term debt (Note 9)	32,783,000	68,790,000
Proceeds from related party debt (Note 9)	26,152,000	3,148,000	235,000
Principal payments of debt	(10,221,000)	(9,546,000)	(5,085,000)
Proceeds from issuance of Series C convertible preferred stock (Note 9 and 11)			1,741,000
Prepayment of related party debt (Note 9)	(1,408,000)	(7,233,000)
Prepayment of short term debt (Note 9)	(8,993,000)
Prepayment of short term Notes (Note 9)	(5,656,000)
Excess of purchase price over book value of vessels (Note 1)	(22,260,000)	(12,909,000)
Proceeds from common issuance of common stock (Note 11)	5,781,000	9,726,000
Proceeds from warrant exercises (Note 11)	2,330,000	1,567,000	5,765,000
Equity offering issuance costs	(536,000)	(1,342,000)	(87,000)
Payment of financing costs	(1,713,000)	(1,159,000)	(388,000)
Net Cash provided by Financing Activities	44,759,000	83,391,000	67,826,000
Net increase/(decrease) in cash and cash equivalents and restricted cash	(22,951,000)	25,019,000	1,176,000
Cash and cash equivalents and restricted cash at beginning of year	30,613,000	5,594,000	4,418,000
Cash and cash equivalents and restricted cash at end of the year	7,662,000	30,613,000	5,594,000
Cash and cash equivalents	57,000	24,081,000	127,000
Restricted cash, current	1,290,000	1,283,000	1,257,000
Restricted cash, non-current	6,315,000	5,249,000	4,210,000
SUPPLEMENTAL CASH FLOW INFORMATION
Capital expenditures included in Accounts payable/Accrued liabilities/Due to related parties	555,000	43,000	205,000
Interest paid, net of capitalized interest	6,322,000	5,103,000	2,434,000
Finance fees included in Accounts payable/Accrued liabilities/Due to related parties	2,109,000	372,000	67,000
Equity issuance costs included in liabilities	117,000	1,108,000	792,000
Shares issued as consideration for the assumption of liabilities			3,796,000
Beneficial conversion feature of Series B convertible preferred stock (Note 19)			1,403,000
Deemed dividend for beneficial conversion feature of Series B convertible preferred stock (Note 19)			(1,403,000)
Elimination of beneficial conversion feature with debt extinguishment (Note 9)	(3,451,000)
Equity Offering of Common Stock to Settle Notes [Member]
SUPPLEMENTAL CASH FLOW INFORMATION
Shares issued as consideration for the assumption of liabilities	14,811,000	58,794,000
Stock Issued in Exchange for Converting Debt, Interest & Finance Fees [Member]
SUPPLEMENTAL CASH FLOW INFORMATION
Shares issued as consideration for the assumption of liabilities		10,890,000
Series C Convertible Preferred Stock [Member]
Cash Flows from Financing Activities:
Proceeds from issuance of Series C convertible preferred stock (Note 9 and 11)		7,500,000
Series B Convertible Preferred Stock [Member]
Cash Flows from Financing Activities:
Proceeds from issuance of Series C convertible preferred stock (Note 9 and 11)			$ 2,001,000